OTHER OPERATING EXPENSES, NET	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
OTHER OPERATING EXPENSES, NET
NOTE 14:-	OTHER OPERATING EXPENSES, NET

Other operating expenses, net is comprised of the following:

	Six months ended
	June 30,
	2026	2025

Mergers and acquisitions related expenses	$3,738	$2,568
Loss (income) from changes in fair value of earn-out considerations and Holdback Amount	(4,512)	3,765
Income from arbitrations and legal proceedings, net	-	(2,966)
Others, net	1,055	597

	$281	3,964